Document and Entity Information	Jul. 01, 2019
Prospectus:
Document Type	497
Document Period End Date	Jul. 01, 2019
Registrant Name	Forethought Variable Insurance Trust
Entity Central Index Key	0001580353
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 01, 2019
Document Effective Date	Jul. 01, 2019
Prospectus Date	May 01, 2019